DISCONTINUED OPERATIONS - Gain from disposal of discontinued operations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Gain from disposal of discontinued operations	$ 18,687
Discontinued Operations, Disposed of by Sale | Mining pool operation
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration	2,000
Cash and cash equivalents	372
Accounts receivable, net	866
Prepayment and other current assets	104
Cryptocurrency assets	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)
Net liabilities of discontinued operations	16,687
Gain from disposal of discontinued operations	$ 18,687
Bitcoins retained not included in consideration	71.37